SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


03-01   CEE      7500     12.8200      15.72 	     Weeden & Co
03-02	  " "      6800     12.8000      15.84             " "
03-05   " "      2700     12.9185      16.08             " "
03-06   " "      4600     13.0902      16.34 		   " "
03-07   " "       400     13.1800      16.37             " "
03-08	  " "     10000     13.2680      16.18 	   	   " "
03-09   " "      9600     13.0500      15.76             " "
03-12   " "      7200     12.5171      15.17             " "
03-13   " "      3400     12.0891      15.10             " "
03-14   " "      5000     11.4356      14.53             " "
03-15   " "      3500     11.5243      14.90             " "
03-16   " "      6000     11.6000      14.65             " "
03-19   " "      3900     11.6008      14.65             " "
03-20   " "      4500     11.7411      14.89             " "
03-26   " "      3800     11.6500      14.69             " "
03-27   " "      1000     11.6000      14.60             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          04/02/01